Goodwill and Other Intangible Assets, net	12 Months Ended
Dec. 31, 2013
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Goodwill and Other Intangible Assets, net

(4)	Goodwill and Other Intangible Assets, net
The following table presents changes in the carrying value of goodwill by reportable segment (in millions):

	Americas	EMEA-APAC	Total
Balance at January 1, 2012	$990.8	$804.3	$1,795.1
Acquisitions (Note 5)	21.9	37.9	59.8
Currency translation	1.8	20.4	22.2
Other	0.1	0.2	0.3
Balance at December 31, 2012	1,014.6	862.8	1,877.4
Acquisitions (Note 5)	13.9	9.1	23.0
Currency translation	(7.5)	33.6	26.1
Balance at December 31, 2013	$1,021.0	$905.5	$1,926.5

The following table presents the gross amount of goodwill and accumulated impairment losses by reportable segment (in millions):

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Impairment Losses	Net Carrying Amount	Gross Carrying Amount	Accumulated Impairment Losses	Net Carrying Amount
Americas	$1,216.3	$195.3	$1,021.0	$1,209.9	$195.3	$1,014.6
EMEA-APAC	905.5	—	905.5	862.8	—	862.8
Total goodwill	$2,121.8	$195.3	$1,926.5	$2,072.7	$195.3	$1,877.4

The following table presents the components of other intangible assets (in millions):

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Customer relationships	$1,494.2	$479.9	$1,014.3	$1,466.3	$391.7	$1,074.6
Chemical supply agreement	55.0	51.1	3.9	52.8	41.5	11.3
Other	35.4	18.9	16.5	33.7	15.5	18.2
Total amortizable intangible assets	1,584.6	549.9	1,034.7	1,552.8	448.7	1,104.1
Indefinite-lived intangible assets:
Trademarks and tradenames	689.8	—	689.8	683.1	—	683.1
Total other intangible assets	$2,274.4	$549.9	$1,724.5	$2,235.9	$448.7	$1,787.2

During the years ended December 31, 2013, 2012 and 2011, we recognized customer relationships and other amortizable intangible assets associated with acquisitions of $18.2 million, $44.0 million and $69.3 million, respectively, with weighted average amortization periods of 7.6 years, 11.4 years and 9.7 years, respectively. See Note 5.
As of December 31, 2013, the weighted average amortization periods for customer relationships, the chemical supply agreement, other amortizable intangible assets and total amortizable intangible assets were 19.0 years, 7.0 years, 7.4 years and 18.8 years, respectively.
The following table presents amortization expense for each of the reporting periods (in millions):

	Year Ended December 31,
	2013	2012	2011
Amortization expense	$91.7	$89.9	$88.6

The estimated amortization expense for each of the five succeeding years and thereafter is as follows (in millions):

Year ending December 31,
2014	$89.7
2015	84.6
2016	83.4
2017	82.4
2018	81.5
Thereafter	613.1
$1,034.7